CONSOLIDATED CASHFLOW STATEMENT (Parenthetical) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of classes of share capital [line items]
Proceeds from Capital increase	[1]	$ 2,863	$ 788	$ 4,202
Amount of non cash share issue		$ 55,000
Number of vessels acquired | item		8
Common class A shares
Disclosure of classes of share capital [line items]
Proceeds from Capital increase		$ 57,900

[1]	In 2021 share capital was increased by USD 57.9m including a USD 55.0m non-cash share issue in relation to acquisition of eight vessels. Please refer to Note 14 for further reference.